COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Raw Materials
Long-term Purchase Commitment [Line Items]
Obligations to purchase raw materials	$ 35.0	$ 29.6
Market Data Research, Technology Services and Capital Projects
Long-term Purchase Commitment [Line Items]
Obligations to purchase raw materials			$ 1.9